Major Class of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2016	May 31, 2015
Inventory Disclosure [Abstract]
Raw material and supplies	$ 227,900	$ 235,649
Finished goods	457,918	438,556
Total Inventory	$ 685,818	$ 674,205